Financial obligations - Lease liabilities related to right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 7,503	$ 261,538
Current lease liabilities	3,692
Non-current lease liabilities	$ 3,811
Lease term	10 years
Number of renewal options | item	2
Lease renewal term	5 years
Future minimum rentals payable	$ 5,167		$ 7,330
Less than one year [member]
Disclosure of Financial obligations [Line Items]
Future minimum rentals payable	1,470		1,543
Later than one year and not later than five years [member]
Disclosure of Financial obligations [Line Items]
Future minimum rentals payable	3,697		$ 5,787
Buildings
Disclosure of Financial obligations [Line Items]
Lease liabilities	5,296
Transportation units
Disclosure of Financial obligations [Line Items]
Lease liabilities	1,429
Machinery and equipment
Disclosure of Financial obligations [Line Items]
Lease liabilities	$ 778